Other payables and accrued liabilities	12 Months Ended
Oct. 31, 2025
Other payables and accrued liabilities [Abstract]
Other payables and accrued liabilities
11.	Other payables and accrued liabilities

Oher payables and accrued liabilities consist of the following:

	October 31, 2025	October 31, 2024
Salary and welfare payable	$49,095	$46,080
Other tax payable	13,280	39,976
Equity transfer payment	-	767,197
Other payables and accrued liabilities	196,970	13,996
Total	$259,345	$867,249